April 18, 2011

Securities and Exchange Commission

VIA EDGAR

100 F Street, NE

Washington, D.C. 20549

Attn:  Division of Investment Management

Re:

Tanaka Funds, Inc., File No.'s 811-08683 & 333-47207

On behalf of Tanaka Funds, Inc. (the “Fund”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information dated April 1, 2011 that would have been filed under Rule 497(c) would not have differed from that contained in the Fund’s Post Effective Amendment No. 13, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001162044-11-000248 on March 30, 2011.

Sincerely,

/s/  Graham Tanaka

Graham Tanaka

President & Chairman of the Board